General accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
General accounting policies
Schedule of Consumer Price Indices used for the relevant hyperinflationary adjustments

Country	Index at 1 January 2022		Index at 31 December 2022
Argentina	716.94	[1]	1,134.59
Lebanon	921.40		2,045.46
Turkey	686.95		1,128.45
1.Index from effective date of 1 May 2022.